Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Comprehensive Income/ (loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income / (Loss)	$ 63,323	$ (132,336)	$ 95,298
Other Comprehensive income / (loss):
Unrealized interest rate swap gains/ (losses)	0	0	3,272
Realized loss on cash flow hedges associated with capitalized interest	0	0	(3,272)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,036	1,034	722
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	22,904	9,816
Actuarial gains/ (losses)	3,335	(637)	(942)
Other Comprehensive income	4,371	23,301	9,596
Total Comprehensive income / (loss)	67,694	(109,035)	104,894
Ocean Rig UDW Inc.
Net income / (Loss)	63,323	(132,336)	95,298
Other Comprehensive income / (loss):
Unrealized interest rate swap gains/ (losses)	0	0	3,272
Realized loss on cash flow hedges associated with capitalized interest	0	0	(3,272)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,036	1,034	722
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	22,904	9,816
Actuarial gains/ (losses)	3,335	(637)	(942)
Other Comprehensive income	4,371	23,301	9,596
Total Comprehensive income / (loss)	$ 67,694	$ (109,035)	$ 104,894